Long-term debt - Amended 2012 credit agreement (Details) € in Thousands, $ in Thousands	May 20, 2021 USD ($)	May 20, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Amended 2012 Credit Agreement
Long-term debt
Maximum amount available				€ 1,357,321		€ 2,497,008
Balance outstanding						1,163,572
Revolving credit facility USD
Long-term debt
Maximum amount available			$ 900,000	757,321	$ 900,000	733,436
Revolving credit facility EUR
Long-term debt
Maximum amount available				€ 600,000		600,000
USD term loan 5-year
Long-term debt
Maximum amount available					1,110,000	904,572
Balance outstanding					$ 1,110,000	904,572
Repayment of loans	$ 1,050,000	€ 860,444
EUR term loan 5-year
Long-term debt
Maximum amount available						259,000
Balance outstanding						€ 259,000
Repayment of loans		€ 245,000